Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036-8704

April 30, 2010

David J. Marcinkus

(212) 596-9677

david.marcinkus@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-1090

Re: RS Variable Products Trust (Registration Nos. 333-135544 and 811-21922)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of RS Variable Products Trust (the “Trust”) is Post-Effective Amendment No. 12 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Post-Effective Amendment No. 13 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A.

The Amendment relates to the Class I and Class II shares of the series of the Trust, and is being filed in connection with the Trust’s annual update. The Trust is filing the Amendment to (i) revise the Registration Statement to conform to amendments to Form N-1A, (ii) update financial information contained in the Registration Statement, (iii) respond to comments given to us by Ms. Sally Samuels, the Trust’s Securities and Exchange Commission reviewer, and (iv) update certain other information. It is intended that the Amendment become effective on May 1, 2010, pursuant to paragraph (b) of Rule 485 under the Securities Act. The Amendment is marked to show changes effected in the Registration Statement by the Amendment.

The Amendment does not contain any disclosure that, in our view, would render the Amendment ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act.

Any questions or comments with respect to the Amendment should be directed to the undersigned at (212) 596-9677.

Very truly yours,

/s/ DAVID J. MARCINKUS
David J. Marcinkus

Cc:   Ms. Sally Samuels, Esq.

Benjamin L. Douglas, Esq.

Timothy W. Diggins, Esq.

Elizabeth J. Reza, Esq.